Contents of Significant Accounts - Summary of Interest Expense Capitalized (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Interest Expense Capitalized [Line Items]
Interest expense capitalized	$ 13,560	$ 9,355
Bottom of range [member]
Disclosure Of Detailed Information About Interest Expense Capitalized [Line Items]
Interest rates applied	1.52%	1.48%
Top of range [member]
Disclosure Of Detailed Information About Interest Expense Capitalized [Line Items]
Interest rates applied	1.96%	1.65%